CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Net income / (loss)	$ (3,822)	[1]	$ 8,372	[1]	$ (85)	[1]
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustment	(195)		(204)		(90)
Cumulative translation adjustments from liquidation of Singapore subsidiary	245
Other comprehensive income / (loss), net of tax	50		(204)		(90)
Other comprehensive income / (loss)	$ (3,772)	[1]	$ 8,168	[1]	$ (175)	[1]

[1]	As Adjusted, see Note 1.